Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net profit for the year	$ 2,088	$ 11,501	$ 11,853
Other comprehensive loss, net of tax:
Foreign currency translation adjustment	(1,912)	(1,152)	(4,555)
Other comprehensive loss	(1,912)	(1,152)	(4,555)
Total comprehensive income for the year	$ 176	$ 10,349	$ 7,298